Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated September 15, 2023 (the “Supplement”)
to the Summary Prospectus, dated
June 22, 202
3,
and the Prospectus and Statement of Additional Information (the “SAI”),
both dated May 30, 2023, for the
iShares Copper and Metals Mining ETF (ICOP) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around September 15, 2023.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies”
for
the Fund is deleted in its entirety and replaced with the following:
The Index Provider applies the following weight limits: a maximum of 20% weighting to Tier 3 securities. The component securities in the Underlying Index are weighted by float-adjusted market capitalization with individual securities capped at 8% and securities with weights greater than 4.5% will not in aggregate exceed 45% of the Underlying Index weight at rebalance. As of June 19, 2023, the Underlying Index had 34 securities and all of the index constituents were represented by securities of companies in the materials industry or sector. The Underlying Index includes large-, mid-
and small-capitalization companies and is likely to change over time. As of June 19, 2023, the Underlying Index was composed of securities of companies in the following countries: Australia, Brazil, Canada, China, Japan, Mexico, Poland, United Kingdom (the “U.K.”) and the U.S. The Underlying Index will be reviewed and reconstituted on an annual basis in September and rebalanced quarterly.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Copper and Metals Mining ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated September 15, 2023 (the “Supplement”)
to the Summary Prospectus, dated
June 22, 202
3,
and the Prospectus and Statement of Additional Information (the “SAI”),
both dated May 30, 2023, for the
iShares Copper and Metals Mining ETF (ICOP) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around September 15, 2023.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies”
for
the Fund is deleted in its entirety and replaced with the following:
The Index Provider applies the following weight limits: a maximum of 20% weighting to Tier 3 securities. The component securities in the Underlying Index are weighted by float-adjusted market capitalization with individual securities capped at 8% and securities with weights greater than 4.5% will not in aggregate exceed 45% of the Underlying Index weight at rebalance. As of June 19, 2023, the Underlying Index had 34 securities and all of the index constituents were represented by securities of companies in the materials industry or sector. The Underlying Index includes large-, mid-
and small-capitalization companies and is likely to change over time. As of June 19, 2023, the Underlying Index was composed of securities of companies in the following countries: Australia, Brazil, Canada, China, Japan, Mexico, Poland, United Kingdom (the “U.K.”) and the U.S. The Underlying Index will be reviewed and reconstituted on an annual basis in September and rebalanced quarterly.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.